Fees Summary	May 07, 2026 USD ($)
Fees Summary [Line Items]
Total Offering	$ 348,499,000.00
Total Fee Amount	48,127.71
Total Offset Amount	0.00
Net Fee	$ 48,127.71
Offering Table N/A
Offset Table N/A	N/A